Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of currency risk with balances in U.S. dollars and balances in Australian dollars

	December 31, 2025	December 31, 2024
	US$	US$
Cash	9,695,348	1,088,930
Receivables	47,275	263,447
Vendor deposits	134,503	357,880
Accounts payable and accrued liabilities	(1,331,795)	(2,075,685)
	8,545,331	(365,428)

	December 31, 2025	December 31, 2024
	AU$	AU$
Cash	529,628	152,806
Receivables	2,036	—
Accounts payable and accrued liabilities	(2,009,171)	(1,409,432)
	(1,477,507)	(1,256,626)